43. Other disclosures (Details 9)	Dec. 31, 2020
Pessimistic Scenario [Member] | 2020 [Member]
Statement Line Items [Line Items]
Interest Rate	2.00%
Unemployment Rate	15.20%
Housing Price Change	(1.90%)
GDP Growth	(4.00%)
Burden Income	21.30%
Pessimistic Scenario [Member] | 2021 [Member]
Statement Line Items [Line Items]
Interest Rate	3.50%
Unemployment Rate	19.20%
Housing Price Change	(2.70%)
GDP Growth	(6.00%)
Burden Income	22.30%
Pessimistic Scenario [Member] | 2022 [Member]
Statement Line Items [Line Items]
Interest Rate	9.00%
Unemployment Rate	19.00%
Housing Price Change	(1.40%)
GDP Growth	(1.80%)
Burden Income	22.70%
Pessimistic Scenario [Member] | 2023 [Member]
Statement Line Items [Line Items]
Interest Rate	9.00%
Unemployment Rate	18.60%
Housing Price Change	(0.20%)
GDP Growth	2.40%
Burden Income	23.20%
Pessimistic Scenario [Member] | 2024 [Member]
Statement Line Items [Line Items]
Interest Rate	9.00%
Unemployment Rate	18.00%
Housing Price Change	1.50%
GDP Growth	1.20%
Burden Income	23.00%
Base Scenario [Member] | 2020 [Member]
Statement Line Items [Line Items]
Interest Rate	2.00%
Unemployment Rate	15.20%
Housing Price Change	(1.90%)
GDP Growth	(4.00%)
Burden Income	21.30%
Base Scenario [Member] | 2021 [Member]
Statement Line Items [Line Items]
Interest Rate	2.80%
Unemployment Rate	12.40%
Housing Price Change	1.60%
GDP Growth	3.80%
Burden Income	20.90%
Base Scenario [Member] | 2022 [Member]
Statement Line Items [Line Items]
Interest Rate	4.80%
Unemployment Rate	11.40%
Housing Price Change	3.10%
GDP Growth	2.50%
Burden Income	20.80%
Base Scenario [Member] | 2023 [Member]
Statement Line Items [Line Items]
Interest Rate	6.00%
Unemployment Rate	10.70%
Housing Price Change	3.30%
GDP Growth	2.40%
Burden Income	20.70%
Base Scenario [Member] | 2024 [Member]
Statement Line Items [Line Items]
Interest Rate	6.00%
Unemployment Rate	9.80%
Housing Price Change	3.30%
GDP Growth	2.50%
Burden Income	20.70%
Optimistic Scenario [Member] | 2020 [Member]
Statement Line Items [Line Items]
Interest Rate	2.00%
Unemployment Rate	15.20%
Housing Price Change	(1.90%)
GDP Growth	(4.00%)
Burden Income	21.30%
Optimistic Scenario [Member] | 2021 [Member]
Statement Line Items [Line Items]
Interest Rate	2.80%
Unemployment Rate	12.40%
Housing Price Change	1.60%
GDP Growth	3.80%
Burden Income	20.90%
Optimistic Scenario [Member] | 2022 [Member]
Statement Line Items [Line Items]
Interest Rate	4.80%
Unemployment Rate	11.40%
Housing Price Change	3.10%
GDP Growth	2.50%
Burden Income	20.80%
Optimistic Scenario [Member] | 2023 [Member]
Statement Line Items [Line Items]
Interest Rate	6.00%
Unemployment Rate	10.70%
Housing Price Change	3.30%
GDP Growth	2.40%
Burden Income	20.70%
Optimistic Scenario [Member] | 2024 [Member]
Statement Line Items [Line Items]
Interest Rate	6.00%
Unemployment Rate	9.80%
Housing Price Change	3.30%
GDP Growth	2.50%
Burden Income	20.70%